HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

COMMON STOCKS - 96.9%	Shares	Value
Communications - 3.3%
Internet Media & Services - 3.3%
Alphabet, Inc. - Class C (a)	9,720	$ 1,199,156

Consumer Discretionary - 13.1%
E-Commerce Discretionary - 2.6%
Amazon.com, Inc. (a)	7,830	944,141

Home Construction - 2.1%
Lennar Corporation - Class A	7,300	781,976

Leisure Facilities & Services - 6.5%
Chipotle Mexican Grill, Inc. (a)	590	1,225,129
Starbucks Corporation	12,170	1,188,279
		2,413,408
Retail - Discretionary - 1.9%
AutoZone, Inc. (a)	300	716,052

Consumer Staples - 2.2%
Beverages - 0.8%
PepsiCo, Inc.	1,580	288,113

Food - 0.8%
Mondelez International, Inc. - Class A	4,210	309,056

Retail - Consumer Staples - 0.6%
Dollar General Corporation	1,150	231,254

Energy - 5.8%
Oil & Gas Producers - 2.6%
Exxon Mobil Corporation	9,520	972,753

Oil & Gas Services & Equipment - 3.2%
Baker Hughes Company	28,390	773,628
Schlumberger Ltd.	9,610	411,596
		1,185,224

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Financials - 12.2%
Banking - 3.8%
Bank of America Corporation	20,670	$ 574,419
JPMorgan Chase & Company	6,180	838,688
		1,413,107
Institutional Financial Services - 2.4%
Morgan Stanley	10,980	897,725

Insurance - 2.6%
Marsh & McLennan Companies, Inc.	5,440	942,099

Specialty Finance - 3.4%
American Express Company	8,010	1,270,066

Health Care - 10.2%
Biotech & Pharma - 5.2%
AbbVie, Inc.	4,550	627,718
Eli Lilly & Company	2,230	957,696
Pfizer, Inc.	8,750	332,675
		1,918,089
Health Care Facilities & Services - 1.0%
UnitedHealth Group, Inc.	740	360,558

Medical Equipment & Devices - 4.0%
Danaher Corporation	3,580	822,039
Illumina, Inc. (a)	1,780	350,037
Thermo Fisher Scientific, Inc.	650	330,499
		1,502,575
Industrials - 10.7%
Engineering & Construction - 1.4%
Fluor Corporation (a)	18,830	500,125

Industrial Intermediate Products - 2.0%
Chart Industries, Inc. (a)	6,550	718,731

Industrial Support Services - 3.5%
Grainger (W.W.), Inc.	1,050	681,471

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
Industrial Support Services - 3.5% (Continued)
United Rentals, Inc.	1,870	$ 624,187
		1,305,658
Machinery - 1.9%
Lincoln Electric Holdings, Inc.	4,180	709,179

Transportation & Logistics - 1.9%
CSX Corporation	22,900	702,343

Materials - 3.2%
Chemicals - 1.0%
Sherwin-Williams Company (The)	1,620	369,004

Steel - 2.2%
Nucor Corporation	6,170	814,810

Real Estate - 3.7%
REITs - 3.7%
Prologis, Inc.	5,800	722,390
Weyerhaeuser Company	22,320	639,692
		1,362,082
Technology - 31.9%
Semiconductors - 15.1%
Advanced Micro Devices, Inc. (a)	13,510	1,597,017
KLA Corporation	3,710	1,643,493
NVIDIA Corporation	6,190	2,341,924
		5,582,434
Software - 7.6%
Adobe, Inc. (a)	1,090	455,391
Microsoft Corporation	5,700	1,871,823
Salesforce, Inc. (a)	2,120	473,566
		2,800,780
Technology Hardware - 7.3%
Apple, Inc.	7,250	1,285,063
Ciena Corporation (a)	10,900	509,466

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.9% (Continued)	Shares	Value
Technology - 31.9% (Continued)
Technology Hardware - 7.3% (Continued)
Cisco Systems, Inc.	18,260	$ 906,974
		2,701,503
Technology Services - 1.9%
Visa, Inc. - Class A	3,230	713,927

Utilities - 0.6%
Electric Utilities - 0.6%
AES Corporation (The)	11,390	224,839

Total Common Stocks (Cost $24,343,284)		$ 35,850,767

MONEY MARKET FUNDS - 2.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.97% (b) (Cost $886,755)	886,755	$ 886,755

Investments at Value - 99.3% (Cost $25,230,039)		$ 36,737,522

Other Assets in Excess of Liabilities - 0.7%		245,477

Net Assets - 100.0%		$ 36,982,999

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2023.